Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Summary of Activity of Common Stock Warrants Retroactively Adjusted for Reverse Stock Split
Common Stock Warrants
Outstanding, December 31, 2012	53,159
Granted to underwriters	125,000
Exercised	—
Expired	—
Outstanding, December 31, 2013	178,159
Granted to lenders	52,695
Exercised	(88,462)
Expired	—
Outstanding, December 31, 2014	142,392

Schedule of Components of Stock-based Compensation Included in Net Loss
	For the years ended

	December 31,
	2014	2013

Employee stock options	$570,760	$131,178
Non-employee stock options	495,683	415,212
Restricted stock awards	—	25,534
	$1,066,443	$571,924

Schedule of Stock Option Valuation Assumptions

Dividend yield	0.0%
Expected volatility	83.62%
Risk-free interest rate	1.63%
Expected lives (years)	6.0

	December 31,
	2014	2013
Dividend yield	0.0%	0.0%
Expected volatility	107-110%	90-112%
Risk-free interest rate	2.06-2.23%	1.39-2.26%
Expected lives (years)	5.9-6.5	5.75-6.5

Schedule of Stock Option Activity
	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	1,018,590	$5.04
Granted	277,875	$6.09
Exercised	(10,272)	$1.97
Forfeited	(179,298)	$6.50
Outstanding, September 30, 2015	1,106,895	$5.10

	Shares	Weighted Average Exercise Price
Outstanding, December 31, 2012	590,047	$0.71
Granted	186,736	$10.07
Exercised	(80,706)	$0.67
Forfeited	(62,595)	$1.96
Outstanding, December 31, 2013	633,482	$3.36
Granted	507,879	$6.30
Exercised	(78,664)	$0.60
Forfeited	(44,107)	$3.19
Outstanding, December 31, 2014	1,018,590	$5.04

Schedule of Options Outstanding, Exercisable, and Vested or Expected to Vest
Options Outstanding			Options Vested and Exercisable
Balance as of 9/30/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 9/30/2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
1,106,895	7.4	$5.10	649,421	6.2	$3.89

Options Outstanding			Options Exercisable			Options Vested or Expected to Vest
Balance as of 12/31/2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 12/31/2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Balance as of 12/31/2014	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
1,018,590	7.81	$5.04	473,696	5.99	$2.67	473,696	5.99	$2.67